RECAPITALIZATION (Tables)	12 Months Ended
Dec. 31, 2025
Recapitalization
SCHEDULE OF RECONCILES THE ELEMENTS OF THE BUSINESS COMBINATION

Cash-trust and cash, net of redemptions	$811,370
Less: transaction costs, paid	(545,543)
Net proceeds from the Reverse Recapitalization	265,827

Less: accounts payable, accrued liabilities and other current liabilities combined	(1,577,057)
Less: Promissory note fee – related party combined	(1,000,000)
Less: Subscription agreement loans combined	(1,828,098)
Less: Loan and transfer note payable combined	(499,214)
Less: Forward purchase agreement liability combined	(49,034)

Add: other assets, net	85,000
Reverse recapitalization, net	$(4,602,576)

SCHEDULE OF CONSUMMATION OF THE BUSINESS COMBINATION

The number of shares of Common Stock issued immediately following the consummation of the Reverse Recapitalization were:

PowerUp Class A common stock, outstanding prior to the Reverse Recapitalization	7,765,144
Less: Redemption of PowerUp Class A common stock	(507,631)
Class A common stock of PowerUp	7,257,513
PowerUp Class B common stock, outstanding prior to the Reverse Recapitalization	—
Reverse Recapitalization Class A common stock, before giving effect to the 1-for-40 reverse split	7,257,513
Reverse Recapitalization Class A common stock, after giving effect to the 1-for-40 reverse split	181,438
Issuance of shares related working capital agreements	93,750
Aspire Biopharma, Inc. Shares	875,000
Common Stock immediately after the Reverse Recapitalization, after giving effect to the 1-for-40 reverse split	1,150,188

SCHEDULE OF NUMBER OF SHARES CONVERSION RATIO

The number of Aspire Biopharma, Inc. shares was determined as follows after giving effect to the Reverse Split described in Note 3:

	Aspire Biopharma, Inc Shares	Aspire’s Shares after conversion ratio
Common Stock issued to existing Aspire Biopharma, Inc. Shareholders	13,295,551	833,437
Common Stock obligation shares issued	—	41,563
Number of Shares	13,295,551	875,000